GOODWILL	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
GOODWILL	GOODWILL

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of year	$2,216	$2,331
Acquisitions through business combinations	320	6
Foreign currency translation	(101)	(121)
Balance at end of period	$2,435	$2,216